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                                      1999

                               SEMIANNUAL REPORT

                                 April 30, 1999
                                  (Unaudited)

                                   Waterhouse
                                 Investors Cash
                                   Management
                                     Funds
                            ......................

                 THREE MONEY MARKET PORTFOLIOS TO CHOOSE FROM:
                   MONEY MARKET o U.S. GOVERNMENT o MUNICIPAL


                                [WATERHOUSE LOGO]


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

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                       WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                       BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

DIRECTORS                                                                    EXECUTIVE OFFICERS

GEORGE F. STAUDTER                       CAROLYN B. LEWIS                    GEORGE A. RIO*
Director of Koger Equity, Inc.           President of                        President, Treasurer
Independent Financial Consultant         The CBL Group                       and Chief Financial Officer

RICHARD W. DALRYMPLE                     LAWRENCE J. TOAL                    CHRISTOPHER J. KELLEY*
President of Teamwork Mgmt., Inc.        Chairman/President/CEO of           Vice President and Secretary
                                         Dime Bancorp, Inc.


*Affiliated person of the Distributor



                                    WATERHOUSE ASSET MANAGEMENT, INC.
                               BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

DIRECTORS

LAWRENCE M. WATERHOUSE, JR.              FRANK J. PETRILLI                   RICHARD H. NEIMAN
Chairman                                 President and                       Executive Vice President,
Waterhouse Investor Services, Inc.       Chief Executive Officer             General Counsel and Secretary
                                         Waterhouse Investor Services, Inc.  Waterhouse Investor Services, Inc.

SENIOR OFFICERS

DAVID A. HARTMAN                         B. KEVIN STERNS                     MICHELE R. TEICHNER
Senior Vice President                    Executive Vice President            Senior Vice President
Chief Investment Officer                 Chief Financial Officer & Treasurer Operations & Compliance



                                           SERVICE PROVIDERS

         INVESTMENT MANAGER                       TRANSFER AGENT             INDEPENDENT AUDITORS
  Waterhouse Asset Management, Inc.          Waterhouse National Bank          Ernst & Young LLP
           100 Wall Street                     525 Washington Blvd.            787 Seventh Avenue
      New York, New York 10005                 Jersey City, NJ 07310           New York, NY 10019

           ADMINISTRATOR &                           CUSTODIAN                   LEGAL COUNSEL
        SHAREHOLDER SERVICING                  The Bank of New York          Swidler Berlin Shereff
     Waterhouse Securities, Inc.               90 Washington Street              Friedman, LLP
           100 Wall Street                      New York, NY 10286              919 Third Avenue
         New York, NY 10005                                                    New York, NY 10022
     Customer Service Department                    DISTRIBUTOR
           (800) 934-4410                     Funds Distributor, Inc.
                                                  60 State Street
                                                 Boston, MA 02109

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2

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                   WATERHOUSE INVESTORS FAMILY OF FUNDS, INC.

DEAR SHAREHOLDER:
-------------------------------------------------------------------------------

I am pleased to provide you with the Waterhouse Investors Cash Management Funds (the "Fund") semiannual report for the six months ended April 30, 1999.

During the period, each of the Money Market, U.S. Government and Municipal Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By April 30, 1999, assets in the three Portfolios increased to a total of $5.2 billion.

PORTFOLIO RESULTS*
For the six months ended April 30, 1999, the three money market Portfolios had the following annualized returns.**

   * The Money Market Portfolio had an annualized return of 4.46% and a current yield of 4.40%.

   * The U. S. Government Portfolio had an annualized return of 4.32% and a current yield of 4.28%.

   * The Municipal Portfolio had an annualized return of 2.46%, a taxable equivalent return of 3.84%(1), a current yield of 2.44% and a taxable equivalent yield of 3.81%(1).

While the earlier part of the latest six month period was characterized by continued volatility and uncertainty, the latter part exhibited signs of stabilization and a return to more normal market conditions. The economies of troubled emerging markets have recently begun to show signs of recovery, while the U.S. economy and stock market have shrugged off the troubles in these regions and roared ahead with substantial strength. However, the improvements in the global economy, as well as continued strength in the U.S., have brought back concerns of rising inflation, as unemployment remains near 30-year lows and GDP continues to post quarter after quarter of robust growth. Any change in Federal Reserve interest rate policy now appears tilted toward higher rates. Currently, the portfolio maturity structure is at a market neutral position. However, we will seek to shorten maturities should signs of an overheating economy with higher inflation arise.

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,

/s/ Lawrence M. Waterhouse, Jr.
-------------------------------

Lawrence M. Waterhouse, Jr.
Chairman
Waterhouse Investor Services, Inc.

June 1, 1999

* An investment in the Portfolio is neither FDIC-insured nor guaranteed by the U.S. Government and is not a deposit or obligation of, or guaranteed by, any bank. There can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1 per share.

** Past performance is not a guarantee of future results. These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the six months ended April 30, 1999 the Investment Manager and its affiliates waived a portion of their fee for the Money Market, U.S. Government and Municipal Portfolios. Without these fee waivers in effect, the annualized returns and current yields would have been 4.26% and 4.20% for the Money Market Portfolio, 4.12% and 4.08% for the U.S. Government Portfolio and 2.22% and 2.20%, for the Municipal Portfolio. The annualized taxable equivalent return and yield for the Municipal Portfolio would have been 3.60% and 3.57%, respectively. The yield more closely reflects the current earnings of the Portfolios than the total return.

(1) Taxable equivalent return and yield at 36% marginal federal income tax rate.

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                                                                               3

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                      ----------------------------------
                               TABLE OF CONTENTS
                      ----------------------------------

            Statements of Assets and Liabilities...................5

            Statements of Operations...............................6

            Statements of Changes in Net Assets....................7

            Financial Highlights...................................8

            Notes to Financial Statements.........................10

            Money Market Portfolio
               Schedule of Investments............................12

            U.S. Government Portfolio
               Schedule of Investments............................16

            Municipal Portfolio
               Schedule of Investments............................17

            Notes to
               Schedules of Investments...........................23


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4

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                           April 30, 1999 (Unaudited)

                                                 MONEY MARKET        U.S. GOVERNMENT          MUNICIPAL
                                                  PORTFOLIO             PORTFOLIO             PORTFOLIO
ASSETS
  Investments in securities, at value
     (including repurchase agreements of
     $121,000,000, $65,199,000, and
     $0, respectively) (Note 2)                $  4,170,839,792      $   672,872,829       $    428,661,203
  Cash                                                      974                  431                 92,112
  Interest receivable                                23,836,878            4,296,261              2,349,143
  Other assets                                           35,268                4,352                  3,472
                                               ----------------      ----------------      ----------------
          TOTAL ASSETS                            4,194,712,912          677,173,873            431,105,930

LIABILITIES
  Dividends payable to shareholders                     480,047               76,336                 36,472
  Payable for securities purchased                   66,768,144           21,943,423              2,278,743
  Accrued expenses and other liabilities              2,245,831              460,636                339,725
                                               ----------------      ----------------      ----------------
          TOTAL LIABILITIES                          69,494,022           22,480,395              2,654,940
                                               ----------------      ----------------      ----------------

NET ASSETS                                     $  4,125,218,890      $   654,693,478       $    428,450,990
                                               ================      ===============       ================
  Net assets consist of:
  Paid-in capital                              $  4,125,209,929      $   654,685,608       $    428,455,674
  Accumulated net realized gains (losses)
     from security transactions                           8,961                7,870                 (4,684)
                                               ----------------      ----------------      ----------------
  Net assets, at value                         $  4,125,218,890      $   654,693,478       $    428,450,990
                                               ================      ===============       ================

  Shares outstanding ($.0001 par value
     common stock, 60 billion, 20 billion,
     and 10 billion shares authorized,
     respectively)                                4,125,209,929          654,685,608            428,455,674
                                               ================      ===============       ================

  Net asset value, redemption price and
     offering price per share (Note 2)         $           1.00      $          1.00       $           1.00
                                               ================      ===============       ================

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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                                                                               5

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                            STATEMENTS OF OPERATIONS
              For the Six Months Ended April 30, 1999 (Unaudited)

                                                 MONEY MARKET        U.S. GOVERNMENT          MUNICIPAL
                                                  PORTFOLIO             PORTFOLIO             PORTFOLIO
INVESTMENT INCOME
  Interest income                              $     92,301,463      $    15,211,622       $      6,604,048
                                               ----------------      ----------------      ----------------

EXPENSES
  Investment management fees (Note 3)                 6,096,820            1,058,037                727,310
  Shareholder servicing fees (Note 3)                 4,506,099              755,741                526,397
  Transfer agent fees (Note 3)                        3,604,887              604,593                415,606
  Administration fees (Note 3)                        1,802,437              302,296                207,823
  Registration fees                                     183,933               72,328                 56,073
  Shareholder reports and mailing                       236,374               28,142                 16,886
  Custody fees (Note 2)                                  99,502               21,188                 12,430
  Professional fees                                      46,769                5,923                  4,240
  Directors' fees                                         2,813                2,813                  2,813
  Other expenses                                         67,490               26,308                 49,801
                                               ----------------      ----------------      ----------------
  TOTAL EXPENSES                                     16,647,124            2,877,369              2,019,379

  Fees waived/expenses reimbursed by the
     Investment Manager and its affiliates
     (Note 3)                                        (3,668,715)            (604,662)              (481,708)
                                               ----------------      ----------------      ----------------
     NET EXPENSES                                    12,978,409            2,272,707              1,537,671
                                               ----------------      ----------------      ----------------

     NET INVESTMENT INCOME                           79,323,054           12,938,915              5,066,377
                                               ----------------      ----------------      ----------------

  NET REALIZED GAINS (LOSSES) FROM SECURITY
     TRANSACTIONS                                        11,744               11,571                 (3,843)
                                               ----------------      ----------------      ----------------

  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                                $     79,334,798      $    12,950,486       $      5,062,534
                                               ================      ===============       ================

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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6

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                        MONEY MARKET                     U.S. GOVERNMENT                    MUNICIPAL
                                          PORTFOLIO                         PORTFOLIO                       PORTFOLIO

                                 SIX MONTHS                        SIX MONTHS                      SIX MONTHS
                                   ENDED             YEAR            ENDED             YEAR           ENDED           YEAR
                                 APRIL 30,          ENDED          APRIL 30,          ENDED         APRIL 30,        ENDED
                                    1999         OCTOBER 31,          1999         OCTOBER 31,         1999       OCTOBER 31,
                                (UNAUDITED)          1998         (UNAUDITED)          1998        (UNAUDITED)        1998
OPERATIONS:
  Net investment income        $   79,323,054   $  113,300,200   $   12,938,915   $   21,967,834   $  5,066,377   $  9,149,602
  Net realized gains (losses)
     from security
     transactions                      11,744               36           11,571           (3,939)        (3,843)         2,572
                               --------------   --------------   --------------   --------------   ------------   ------------
Net increase in net assets
  from operations                  79,334,798      113,300,236       12,950,486       21,963,895      5,062,534      9,152,174
                               --------------   --------------   --------------   --------------   ------------   ------------

DISTRIBUTIONS TO
SHAREHOLDERS:
  From net investment income      (79,323,054)    (113,300,200)     (12,938,915)     (21,967,834)    (5,066,377)    (9,149,602)
                               --------------   --------------   --------------   --------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS
($1.00 PER SHARE):
  Proceeds from shares sold    10,643,830,104    9,765,915,572    1,236,463,301    1,534,515,923    822,178,250   1,073,142,210
  Shares issued in
     reinvestment
     of dividends                  79,597,124      112,790,339       12,991,125       21,892,239      5,082,760      9,118,338
  Payments for shares
     redeemed                  (9,555,945,976)  (8,708,766,830)  (1,132,176,287)  (1,421,685,766)  (779,896,623)  (966,796,370)
                               --------------   --------------   --------------   --------------   ------------   ------------
Net increase in net assets
  from capital share
  transactions                  1,167,481,252    1,169,939,081      117,278,139      134,722,396     47,364,387    115,464,178
                               --------------   --------------   --------------   --------------   ------------   ------------

TOTAL INCREASE IN NET ASSETS    1,167,492,996    1,169,939,117      117,289,710      134,718,457     47,360,544    115,466,750

NET ASSETS:
  Beginning of period           2,957,725,894    1,787,786,777      537,403,768      402,685,311    381,090,446    265,623,696
                               --------------   --------------   --------------   --------------   ------------   ------------
  End of period                $4,125,218,890   $2,957,725,894   $  654,693,478   $  537,403,768   $428,450,990   $381,090,446
                               ==============   ==============   ==============   ==============   ============   ============

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Portfolio's financial statements.

                                                          MONEY MARKET PORTFOLIO

                                        SIX MONTHS
                                          ENDED              YEAR             YEAR            PERIOD
                                        APRIL 30,           ENDED            ENDED            ENDED
                                           1999          OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                       (UNAUDITED)           1998             1997            1996*

PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning
    of period                         $        1.000   $        1.000   $        1.000   $        1.000
                                      --------------   --------------   --------------   --------------
  Net investment income                        0.022            0.049            0.048            0.041
                                      --------------   --------------   --------------   --------------
  Distributions from net investment
    income                                    (0.022)          (0.049)          (0.048)          (0.041)
                                      --------------   --------------   --------------   --------------
  Net asset value, end of period      $        1.000   $        1.000   $        1.000   $        1.000
                                      ==============   ==============   ==============   ==============

RATIOS
  Ratio of expenses to average net
    assets                                   0.72%(A)           0.75%            0.83%          0.79%(A)
  Ratio of net investment income to
    average net assets                       4.40%(A)           4.92%            4.79%          4.64%(A)
  Decrease reflected in above net
    expense ratio due to
    waivers/reimbursements by the
    Investment Manager and its
    affiliates (Note 3)                      0.20%(A)           0.15%            0.08%          0.13%(A)

SUPPLEMENTAL DATA
  Total investment return (B)                4.46%(A)           5.04%            4.89%          4.82%(A)
  Net assets, end of period           $4,125,218,890   $2,957,725,894   $1,787,786,777   $1,342,610,086
                                      ==============   ==============   ==============   ==============
  Average net assets                  $3,635,206,542   $2,302,804,288   $1,592,722,254   $1,104,588,438
                                      ==============   ==============   ==============   ==============


                                                    U.S. GOVERNMENT PORTFOLIO

                                      SIX MONTHS
                                        ENDED           YEAR           YEAR          PERIOD
                                      APRIL 30,        ENDED          ENDED          ENDED
                                         1999       OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                     (UNAUDITED)        1998           1997          1996*

PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning
    of period                        $      1.000   $      1.000   $      1.000   $      1.000
                                     ------------   ------------   ------------   ------------
  Net investment income                     0.021          0.048          0.047          0.041
                                     ------------   ------------   ------------   ------------
  Distributions from net investment
    income                                 (0.021)        (0.048)        (0.047)        (0.041)
                                     ------------   ------------   ------------   ------------
  Net asset value, end of period     $      1.000   $      1.000   $      1.000   $      1.000
                                     ============   ============   ============   ============
RATIOS
  Ratio of expenses to average net
    assets                                0.75%(A)         0.78%          0.81%        0.73%(A)
  Ratio of net investment income to
    average net assets                    4.28%(A)         4.80%          4.69%        4.64%(A)
  Decrease reflected in above net
    expense ratio due to
    waivers/reimbursements by the
    Investment Manager and its
    affiliates (Note 3)                   0.20%(A)         0.11%          0.07%        0.18%(A)

SUPPLEMENTAL DATA
  Total investment return (B)             4.32%(A)         4.91%          4.79%        4.82%(A)
  Net assets, end of period          $654,693,478   $537,403,768   $402,685,311   $371,046,770
                                     ============   ============   ============   ============
  Average net assets                 $609,665,161   $457,821,528   $398,635,777   $293,708,330
                                     ============   ============   ============   ============

*    The Portfolio commenced operations on December 20, 1995.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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8

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Portfolio's financial statements.

                                                                                      MUNICIPAL PORTFOLIO

                                                             SIX MONTHS
                                                                ENDED              YEAR               YEAR              PERIOD
                                                              APRIL 30,            ENDED              ENDED             ENDED
                                                                1999            OCTOBER 31,        OCTOBER 31,        OCTOBER 31,
                                                            (UNAUDITED)            1998               1997              1996*

PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning
    of period                                               $      1.000       $      1.000       $      1.000       $      1.000
                                                            ------------       ------------       ------------       ------------
  Net investment income                                            0.012              0.029              0.030              0.026
                                                            ------------       ------------       ------------       ------------
  Distributions from net investment income                        (0.012)            (0.029)            (0.030)            (0.026)
                                                            ------------       ------------       ------------       ------------
  Net asset value, end of period                            $      1.000       $      1.000       $      1.000       $      1.000
                                                            ============       ============       ============       ============

RATIOS
  Ratio of expenses to average net assets                        0.74%(A)             0.72%              0.74%            0.62%(A)
  Ratio of net investment income to average net
    assets                                                       2.44%(A)             2.93%              2.97%            2.90%(A)
  Decrease reflected in above net expense ratio due
    to waivers/reimbursements by the Investment
    Manager and its affiliates (Note 3)                          0.24%(A)             0.13%              0.10%            0.23%(A)

SUPPLEMENTAL DATA
  Total investment return (B)                                    2.46%(A)             2.98%              3.01%            3.05%(A)
  Net assets, end of period                                 $428,450,990       $381,090,446       $265,623,696       $226,253,394
                                                            ============       ============       ============       ============
  Average net assets                                        $419,076,090       $312,133,086       $252,444,536       $196,592,413
                                                            ============       ============       ============       ============

*    The Portfolio commenced operations on December 20, 1995.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

             PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
           NOTES TO FINANCIAL STATEMENTS - APRIL 30, 1999 (UNAUDITED)

NOTE 1 -- ORGANIZATION

Waterhouse Investors Family of Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. On December 18, 1997, Waterhouse Investors Cash Management Fund, Inc. changed its name to Waterhouse Investors Family of Funds, Inc. The Fund is registered as an open-end, management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has four investment portfolios. These financial statements relate to three money market portfolios of the Fund (each a "Portfolio" and collectively the "Portfolios"), each of which is a diversified investment portfolio. The investment objective of each of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors federally tax-exempt income by investing primarily in municipal securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Portfolio's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
     NOTES TO FINANCIAL STATEMENTS - APRIL 30, 1999 (UNAUDITED) (CONTINUED)

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the six months ended April 30, 1999, the Investment Manager voluntarily waived $207,803 of its investment management fee for the Municipal Portfolio.

Waterhouse Securities, Inc. ("Waterhouse Securities"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays Waterhouse Securities a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets.

Waterhouse Securities has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays Waterhouse Securities a monthly fee at an annual rate of up to .25 of 1% of average daily net assets. For the six months ended April 30, 1999, Waterhouse Securities voluntarily waived $3,520,417, $604,662 and $273,905 of its shareholder servicing fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with Waterhouse National Bank (the "Bank"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Portfolio pays the Bank a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the six months ended April 30, 1999, the Bank voluntarily waived $148,298 of its transfer agency and dividend disbursing agency fees for the Money Market Portfolio.

Each Director who is not an "interested person" ("independent Director") as defined in the Act, who serves on the Board of Directors of one or more portfolios in the "Fund Complex" (which includes the Fund and National Investors Cash Management Fund, Inc.), receives:

1. a base annual retainer of $12,000, payable quarterly,

2. a supplemental annual retainer of $5,000, if serving on the Board of Directors of more than one company in the Fund Complex, and

3. a meeting fee of $2,000 for each meeting attended.

Compensation is allocated between the companies and among the respective portfolios.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                           April 30, 1999 (Unaudited)

           PRINCIPAL                                                                  ANNUALIZED
            AMOUNT                                                                      YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
                      CORPORATE OBLIGATIONS

                      ASSET-BACKED OBLIGATIONS--10.9%
$     32,000,000      Asset-Backed Securities Investment Trust Ser. 1997F, VRN,
                      4.89%, due 5/15/99 (Insured: MBIA) (Note A)                         4.89         $   32,000,000
      25,000,000      Citibank Capital Markets Assets, LLC, due 7/7/99                    4.90             24,774,806
      50,000,000      Corporate Receivables Corp., due 5/13/99                            4.90             49,919,000
      50,000,000      Dakota Certificate Program, due 6/2/99                              4.91             49,784,444
      69,810,046      GE Aircraft Engine Receivables Corp. Multi-Mode Receivables
                      Pool Participation Certificate, Ser. 1998-1, due 12/27/99           5.41             69,810,046
     165,000,000      Liberty Lighthouse U.S. Capital Co. LLC, VRN, 5.00%, due
                      7/12/99 (Note A)                                                    5.00            165,002,680
      35,000,000      Liberty Lighthouse U.S. Capital Co. LLC, VRN, 5.00%, due
                      7/12/99 (Note A)                                                    4.99             35,000,568
       8,025,000      Preferred Receivables Funding Corp., due 6/25/99                    5.17              7,963,453
      14,000,000      WFS Financial 1999A Owner Trust Notes Class A-1, 5.01%, due
                      2/20/00 (GTY: FSA)                                                  5.00             14,000,000
                                                                                                       --------------
                                                                                                          448,254,997
                                                                                                       --------------
                      BROKER / DEALER OBLIGATIONS--9.9%
      40,000,000      Bear Stearns Cos., Inc., VRN, 4.91%, due 5/3/99 (Note A)            4.91             40,000,000
      49,000,000      Bear Stearns Cos., Inc., VRN, 5.03%, due 5/3/99 (Note A)            5.03             49,000,000
      20,000,000      Bear Stearns Cos., Inc., VRN, 4.91%, due 5/7/99 (Note A)            4.91             20,000,000
      70,000,000      Goldman Sachs Group, LP, VRN, 5.04%, due 5/25/99 (Note A)           5.04             70,000,000
      10,000,000      Goldman Sachs Group, LP, VRN, 5.20%, due 7/7/99 (Note A)            5.01             10,012,879
     120,000,000      Goldman Sachs Group, LP, VRN, 5.08%, due 7/15/99 (Notes A,B)        5.08            120,000,000
      13,970,000      Lehman Bros. Holdings, Inc., 7.00%, due 5/13/99 (Insured:
                      MBIA)                                                               5.09             13,978,405
      15,000,000      Merrill Lynch & Co., Inc., VRN, 5.12%, due 5/3/99 (Note A)          5.02             15,001,974
       7,000,000      Merrill Lynch & Co., Inc., VRN, 4.96%, due 5/5/99 (Note A)          4.91              7,001,681
      25,000,000      Merrill Lynch & Co., Inc., VRN, 5.40%, due 5/17/99 (Note A)         4.96             25,086,535
       7,500,000      Merrill Lynch & Co., Inc., VRN, 5.20%, due 5/24/99 (Note A)         5.01              7,511,972
       5,000,000      Merrill Lynch & Co., Inc., VRN, 5.25%, due 5/25/99 (Note A)         5.25              5,001,850
      25,000,000      Salomon Smith Barney Holdings, Inc., VRN, 5.15%, due 5/3/99
                      (Note A)                                                            5.15             24,999,306
                                                                                                       --------------
                                                                                                          407,594,602
                                                                                                       --------------
                      FINANCE & INSURANCE OBLIGATIONS--9.0%
      10,000,000      Associates Corp. of N.A., 7.56%, due 6/15/99                        5.00             10,030,242
      21,000,000      CIT Group Holdings, Inc., 5.88%, due 12/9/99                        5.02             21,104,977
      16,800,000      General Motors Acceptance Corp., VRN, 4.97%, due 5/24/99
                      (Note A)                                                            4.96             16,801,659
       5,000,000      General Motors Acceptance Corp., VRN, 5.01%, due 6/21/99
                      (Note A)                                                            5.02              4,999,744
      25,000,000      General Motors Acceptance Corp., VRN, 4.96%, due 7/28/99
                      (Note A)                                                            5.08             24,986,135
      20,000,000      General Motors Acceptance Corp. Australia Finance, VRN,
                      5.08%, due 5/19/99 (Note A)                                         4.97             20,022,063
      25,000,000      Heller Financial, Inc., VRN, 5.31%, due 5/3/99 (Insured:
                      MBIA) (Note A)                                                      5.16             25,019,742
      20,000,000      Household Finance Corp., VRN, 5.23%, due 5/3/99 (Note A)            5.02             20,002,987
      10,000,000      Household Finance Corp., VRN, 5.13%, due 6/4/99 (Note A)            4.98             10,001,393
     100,000,000      Sigma Finance, Inc., VRN, 5.17%, due 5/3/99 (Note A)                5.17            100,000,000
      25,000,000      Sigma Finance, Inc., due 10/4/99                                    4.97             24,474,583
      25,000,000      Sigma Finance, Inc., due 10/7/99                                    4.97             24,464,479
      25,000,000      Sigma Finance, Inc., 5.20%, due 2/22/00                             5.20             25,000,000
      45,000,000      Xerox Credit Corp., 5.32%, due 3/31/00                              5.35             44,989,232
                                                                                                       --------------
                                                                                                          371,897,236
                                                                                                       --------------
                      INDUSTRIAL & OTHER OBLIGATIONS--0.4%
       5,000,000      Ford Motor Credit Co., 7.45%, due 7/12/99                           4.90              5,024,454
      10,000,000      Frontenac Properties, Inc., VRN, 4.98%, due 5/7/99 (GTY:
                      Sisters of Mercy Health Sys., Inc.) (Notes A,C)                     4.98             10,000,000
                                                                                                       --------------
                                                                                                           15,024,454
                                                                                                       --------------
                      LOAN PARTICIPATIONS--3.8%
      30,000,000      Four Times Square Partners, LP, 5.08%, due 6/2/99 (GTY:
                      Prudential Ins. Co. of America; Other Support:
                      Chase Manhattan Bank) (Note B)                                      5.08             30,000,000
      49,000,000      Luddite Associates, 5.02%, due 5/10/99 (GTY: Prudential Ins.
                      Co. of America; Other Support:
                      Chase Manhattan Bank) (Note B)                                      5.02             49,000,000

--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                           April 30, 1999 (Unaudited)

           PRINCIPAL                                                                     ANNUALIZED
            AMOUNT                                                                        YIELD (%)           VALUE
---------------------------------------------------------------------------------------------------------------------
$     65,000,000      Prudential Ins. Co. of America, 5.08%, due 6/2/99 (Other
                      Support: Chase Manhattan Bank) (Note B)                             5.08        $   65,000,000
      15,000,000      Three Embarcadero Ctr. West, 5.02%, due 5/10/99 (GTY:
                      Prudential Ins. Co. of America; Other Support:
                      Chase Manhattan Bank) (Note B)                                      5.02            15,000,000
                                                                                                      --------------
                                                                                                         159,000,000
                                                                                                      --------------

                      TOTAL CORPORATE OBLIGATIONS--34.0%                                               1,401,771,289
                                                                                                      --------------

                      BANK OBLIGATIONS

                      BANK COMMERCIAL PAPER--0.6%
      25,000,000      Den Danske Bank A/S, due 7/27/99                                    4.86            24,713,625
                                                                                                      --------------

                      BANK NOTES--14.8%
      20,000,000      Abbey National Treasury Services, 5.72%, due 6/11/99 (GTY:
                      Abbey National PLC)                                                 5.80            19,998,279
      20,000,000      Abbey National Treasury Services, VRN, 4.85%, due 7/20/99
                      (GTY: Abbey National PLC) (Note A)                                  4.93            19,996,757
      30,000,000      American Express Centurion Bank, VRN, 4.93%, due 5/10/99
                      (Note A)                                                            4.93            30,000,000
      30,000,000      Bank One Corp., VRN, 4.98%, due 6/15/99 (Note A)                    4.96            30,006,309
      89,000,000      Bankers Trust Co., New York, VRN, 5.06%, due 5/3/99 (Note A)        5.07            88,997,635
      58,500,000      Branch Banking & Trust Co., NC, 4.96%, due 1/20/00                  4.99            58,487,750
      75,000,000      Comerica Bank, N.A., VRN, 4.88%, due 5/14/99 (Note A)               4.91            74,985,232
      25,000,000      Comerica Bank, N.A., VRN, 4.80%, due 5/24/99 (Note A)               4.88            24,995,509
      60,000,000      European American Bank, 4.91%, due 7/14/99                          4.91            60,000,000
      50,000,000      Fleet National Bank, VRN, 5.07%, due 5/3/99 (Note A)                5.12            49,978,005
      25,000,000      LaSalle National Bank (Chicago), 4.97%, due 2/1/00                  4.97            25,000,000
      25,000,000      Morgan Guaranty Trust Co. of NY, VRN, 4.92%, due 5/28/99
                      (Note A)                                                            4.93            24,998,639
     105,000,000      Wells Fargo & Co., VRN, 4.88%, due 6/29/99 (Note A)                 4.95           104,928,505
                                                                                                      --------------
                                                                                                         612,372,620
                      DOMESTIC BANK SUPPORTED OBLIGATIONS--7.0%                                       --------------
       7,560,000      701 Green Valley Association LLC, Ser. 1997 VRDN, 4.95%, due
                      5/7/99
                      (LOC: First Union National Bank) (Note C)                           4.88             7,560,000
       3,480,000      Adult Communities Total Services, Inc., Ser. 1996 VRDN,
                      4.99%, due 5/7/99
                      (LOC: LaSalle National Bank) (Note C)                               4.92             3,480,000
       2,060,000      Assisted Living Funding, LLC, Ser. 1997 VRDN, 5.05%, due
                      5/7/99 (LOC: First Union National Bank) (Note C)                    5.05             2,060,000
      12,800,000      Campus Crusade for Christ, Inc. Incremental Ser. 1997 VRDN,
                      4.95%, due 5/7/99
                      (LOC: First Union National Bank) (Note C)                           4.88            12,800,000
      20,000,000      Carolina Medi-Plan, Inc. Tax Ser. 1997 VRDN, 4.94%, due
                      5/7/99 (LOC: Wachovia Bank N.A.) (Note C)                           4.94            20,000,000
       7,500,000      CEGW, Inc. Tax. Notes Ser. 1999 VRDN, 5.00%, due 5/3/99
                      (LOC: PNC Bank, N.A.) (Note C)                                      4.93             7,500,000
      21,600,000      EPI Corp., Taxable Adj. Rate Notes, Ser. 1998 VRDN, 5.00%,
                      due 5/3/99 (LOC: PNC Bank, N.A.) (Note C)                           5.00            21,600,000
      25,000,000      Gulf States Paper Corp. Tax. Ser. 1998 VRDN, 5.05%, due
                      5/7/99 (LOC: Wachovia Bank N.A.) (Note C)                           5.05            25,000,000
      15,840,000      Long Lane Master Trust II Ser. 1998C, VRN, 5.01%, due
                      6/25/99 (Counter Party: BankBoston, N.A.) (Notes A, B)              5.01            15,840,000
      27,108,000      Long Lane Master Trust IV, due 5/28/99 (Counter Party:
                      BankBoston, N.A.)                                                   4.86            27,009,598
       3,900,000      Lowndes Corp. Ser. 1997 VRDN, 4.95%, due 5/7/99 (LOC: First
                      Union National Bank) (Note C)                                       4.88             3,900,000
      31,550,000      Metrocrest Hosp. Auth., Ser. 1989A, due 6/2/99 (LOC: Bank of
                      New York)                                                           5.04            31,409,777
      30,000,000      Minmetals Capital & Securities, Inc., due 6/8/99 (LOC: Bank
                      of America NT & S.A.)                                               5.16            29,841,667
      25,000,000      Minmetals Capital & Securities, Inc., due 7/22/99 (LOC: Bank
                      of America NT & S.A.)                                               4.96            24,722,681
       7,475,000      Orloski Service Station Inc. & Affiliates (Frank & Adeline
                      Orloski) Tax. Ser. 1998A VRDN, 4.95%, due 5/7/99 (LOC: First
                      Union National Bank) (Note C)                                       4.88             7,475,000
       6,965,000      Orloski Service Station Inc. & Affiliates (Orloski Service
                      Station Inc.) Tax. Ser. 1998B VRDN, 4.95%, due 5/7/99 (LOC:
                      First Union National Bank) (Note C)                                 4.88             6,965,000
       7,380,000      Playworld Sys., Inc. Tax. Rev. Bonds Ser. 1998A VRDN, 4.95%,
                      due 5/7/99 (LOC: First Union National Bank) (Note C)                4.88             7,380,000
       3,565,000      Rockland Industries, Inc. Tax. Ser. 1997 VRDN, 4.95%, due
                      5/7/99 (LOC: First Union National Bank) (Note C)                    4.88             3,565,000
       7,105,000      Roosevelt Paper Co. Ser. 1997 VRDN, 5.00%, due 5/7/99 (LOC:
                      CoreStates Bank, N.A.) (Note C)                                     4.93             7,105,000
       3,885,000      Senior Sys. Technology LLC, VRDN, 5.10%, due 5/7/99 (LOC:
                      Comerica Bank - California) (Note C)                                5.10             3,885,000
       5,100,000      Stech, LLP Tax. Adj. Rate Bonds, Ser. 1998, VRDN, 5.00%, due
                      5/3/99 (LOC: PNC Bank, N.A.) (Note C)                               4.93             5,100,000
       2,270,000      Trap Rock Industries, Inc., Ser. 1997 VRDN, 5.00%, due
                      5/7/99 (LOC: CoreStates Bank, N.A.) (Note C)                        4.93             2,270,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                           April 30, 1999 (Unaudited)

           PRINCIPAL                                                                     ANNUALIZED
            AMOUNT                                                                        YIELD (%)           VALUE
-------------------------------------------------------------------------------------------------------------------------
$      8,770,000      Triad Group, Inc., Ser. 1997 VRDN, 5.00%, due 5/7/99 (LOC:
                      First Union National Bank) (Note C)                                 4.93        $    8,770,000
       3,975,000      William Thies & Sons, Inc., Ser. 1997 VRDN, 4.95%, due
                      5/7/99 (LOC: First Union National Bank) (Note C)                    4.88             3,975,000

                                                                                                      --------------
                                                                                                         289,213,723
                      DOMESTIC CERTIFICATES OF DEPOSIT--1.3%                                          --------------
       4,550,000      Bank of New York, NY, 5.70%, due 5/26/99                            5.15             4,551,367
      25,000,000      Bankers Trust Co., New York, VRN, 5.03%, due 5/3/99 (Note A)        5.03            25,000,000
      25,000,000      PNC Bank, N.A., VRN, 4.78%, due 5/27/99 (Note A)                    4.86            24,995,531
                                                                                                      --------------
                                                                                                          54,546,898
                      FOREIGN BANK SUPPORTED OBLIGATIONS--17.4%                                       --------------
      15,000,000      Banca Serfin S.A., Institucion de Banca Multiple, Grupo
                      Financiero Serfin, due 8/26/99 (LOC: Barclays Bank PLC)             5.13            14,759,175
      35,000,000      Banca Serfin S.A., Institucion de Banca Multiple, Grupo
                      Financiero Serfin, due 11/18/99 (LOC: Barclays Bank PLC)            5.13            34,046,367
      50,000,000      Banca Serfin S.A., Institucion de Banca Multiple, Grupo
                      Financiero Serfin, due 11/22/99 (LOC: Barclays Bank PLC)            5.10            48,602,014
      40,000,000      Banco Bozano Simonsen, S.A., due 6/18/99 (LOC: Banco
                      Santander, S.A.)                                                    5.43            39,722,133
      10,000,000      Banco Itau S.A., due 6/17/99 (LOC: Barclays Bank PLC)
      15,000,000      Bancomer, S.A., Institucion de Banca Multiple, Grupo                4.93             9,936,419
                      Financiero, due 5/12/99 (LOC: Bank of Montreal)                     5.17            14,976,992
      20,000,000      Bancomer, S.A., Institucion de Banca Multiple, Grupo
                      Financiero, due 8/11/99 (LOC: Bank of Montreal)                     4.99            19,724,033
      25,000,000      Bancomer, S.A., Institucion de Banca Multiple, Grupo
                      Financiero, due 8/23/99 (LOC: Bank of Montreal)                     4.99            24,614,458
      25,000,000      BOS International Australia, Ltd., VRN, 4.91%, due 5/4/99
                      (GTY: Bank of Scotland) (Note A)                                    4.83            24,989,679
      20,000,000      China Merchants (Cayman) Inc., due 6/7/99 (LOC: Credit
                      Suisse First Boston)                                                4.92            19,899,894
      19,000,000      COSCO (Cayman) Fund Co. Ltd., due 5/19/99 (LINE: Rabobank
                      Nederland)                                                          4.94            18,953,640
      20,000,000      COSCO (Cayman) Fund Co. Ltd., due 6/14/99 (LINE: Rabobank
                      Nederland)                                                          4.96            19,880,222
      30,000,000      COSCO (Cayman) Fund Co. Ltd., due 6/25/99 (LINE: Rabobank
                      Nederland)                                                          4.94            29,776,333
      30,000,000      COSCO (Cayman) Fund Co. Ltd., due 7/20/99 (LINE: Rabobank
                      Nederland)                                                          4.92            29,676,000
      30,000,000      COSCO (Cayman) Fund Co. Ltd., due 8/26/99 (LINE: Rabobank
                      Nederland)                                                          4.92            29,528,100
      30,000,000      Daewoo International (America) Corp., due 7/21/99 (LOC:
                      Credit Suisse First Boston)                                         4.90            29,677,350
      45,000,000      Holy Cross Health Sys. Corp. Ser. 1996, due 5/12/99 (LOC:
                      Northern Trust Co.)                                                 4.92            44,932,900
      32,800,000      Holy Cross Health Sys. Corp. Ser. 1996, due 7/14/99 (LIQ:
                      KBC Bank NV, Northern Trust Co.)                                    4.92            32,472,328
      50,700,000      Holy Cross Health Sys. Corp. Ser. 1996, due 8/11/99 (LIQ:
                      KBC Bank NV, Northern Trust Co.)                                    5.00            49,996,115
      30,000,000      KOC Funding Corp., due 7/14/99 (LOC: Credit Suisse First
                      Boston)                                                             4.98            29,699,683
      25,000,000      Nacional Financiera, S.N.C., due 5/19/99 (LOC: Barclays Bank
                      PLC)                                                                4.92            24,939,125
      24,500,000      Nacional Financiera, S.N.C., due 11/22/99 (LOC: Barclays
                      Bank PLC)                                                           5.14            23,835,079
      16,000,000      St. Francis Place LP Tax. MFH (St. Francis Place) Ser. 1998
                      VRDN, 4.98%, due 5/7/99
                      (LOC: Credit Suisse First Boston) (Note C)                          4.91            16,000,000
         800,000      Synectic Partnership VRDN, 5.15%, due 5/7/99 (LOC: LaSalle
                      National Bank) (Note C)                                             5.08               800,000
      21,250,000      TEB Funding Corp. I, due 5/28/99 (LOC: Societe Generale)            5.15            21,169,834
      17,250,000      TEB Funding Corp. II, due 5/28/99 (LOC: Societe Generale)           5.15            17,184,924
      20,000,000      Transportadora de Gas del Sur, S.A., due 7/22/99 (LOC:
                      Dresdner Bank AG)                                                   4.89            19,779,967
      25,000,000      Unibanco-Uniao de Banco Brasileiros S.A., Ser. A & B, due
                      6/28/99 (LOC: Westdeutsche Landesbank)                              5.75            24,780,486
                                                                                                      --------------
                                                                                                         714,353,250
                                                                                                      --------------
                      YANKEE BANK CERTIFICATES OF DEPOSIT--15.4%
      52,500,000      Abbey National Treasury Services, 5.64%, due 7/15/99 (GTY:
                      Abbey National PLC)                                                 5.07            52,553,484
      30,000,000      Banque Nationale de Paris, 5.84%, due 5/5/99                        5.89            29,999,843
      50,000,000      Bayerische Hypo -und Vereinsbank AG, VRN, 4.85%, due 5/25/99
                      (Note A)                                                            4.90            49,975,658
      60,000,000      Bayerische Hypo -und Vereinsbank AG, 5.18%, due 5/4/00              5.23            59,968,144
      27,600,000      Commerzbank AG, 5.16%, due 2/25/00                                  5.22            27,586,894
      40,000,000      Commerzbank AG, 5.17%, due 4/24/00                                  5.22            39,981,068
      50,000,000      Den Danske Bank A/S, VRN, 4.81%, due 5/3/99 (Note A)                4.88            49,996,890
      50,000,000      Deutsche Bank AG, 5.08%, due 2/17/00                                5.11            49,988,434
      60,000,000      Societe Generale, VRN, 4.85%, due 5/3/99 (Note A)                   4.93            59,998,070
      50,000,000      Societe Generale, VRN, 4.87%, due 5/3/99 (Note A)                   4.92            49,979,103
      75,000,000      Svenska Handelsbanken AB, 5.23%, due 3/1/00                         5.26            74,981,905
      90,000,000      Svenska Handelsbanken AB, VRN, 4.82%, due 5/3/99 (Note A)           4.88            89,994,536
                                                                                                      --------------
                                                                                                         635,004,029
                                                                                                      --------------
                      TOTAL BANK OBLIGATIONS--56.5%                                                    2,305,490,520
                                                                                                      --------------

--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                           April 30, 1999 (Unaudited)

           PRINCIPAL                                                                     ANNUALIZED
            AMOUNT                                                                        YIELD (%)           VALUE
-------------------------------------------------------------------------------------------------------------------------
                      TAXABLE MUNICIPAL OBLIGATIONS
$      5,000,000      Bergen Cty. NJ Imp. Auth., Cty. Gtd. Proj. Notes (Bergen
                      Pines Cty. Hosp. Proj.) Ser. 1998, 5.28%, due 3/16/00                 5.33        $    5,000,000
       2,255,000      Berks Cty. IDA, Ser. 1996B VRDN, 5.00%, due 5/7/99 (LOC:
                      CoreStates Bank, N.A.) (Note C)                                       4.93             2,255,000
      25,000,000      Broward Cty., FL Pro. Sports Fac. Tax & Rev. Bonds (Broward
                      Cty. Civic Arena Proj.) Ser. 1996B, VRDN, 4.94%, due 5/3/99
                      (Insured: MBIA; LIQ: Citibank N.A.) (Note C)                          4.94            25,000,000
       7,000,000      CA Educ. Fac. Auth. Rev. Bonds (Univ. of Judaism) Ser.
                      1998B, VRDN, 4.90%, due 5/7/99 (LOC: Allied Irish Banks,
                      PLC) (Note C)                                                         4.83             7,000,000
      38,000,000      CA Pollution Control Fin. Auth. Env. Imp. Rev. Bonds
                      (Atlantic Richfield Co. Proj.) Ser. 1997, 4.97%, due 5/12/99
                      (GTY: Atlantic Richfield Co.)                                         4.97            38,000,000
      50,000,000      CA Pollution Control Fin. Auth. Env. Imp. Rev. Bonds
                      (Atlantic Richfield Co. Proj.) Ser. 1997, 4.93%, due 6/10/99
                      (GTY: Atlantic Richfield Co.)                                         4.93            50,000,000
      25,000,000      CA Pollution Control Fin. Auth. Rev. Bonds (Browning Ferris
                      Proj.) Ser. 1997, 4.98%, due 8/11/99 (LOC: Texas Commerce
                      Bank (Chase))                                                         4.98            25,000,000
       4,735,000      City of Gaithersburg MD EDR (Asbury Methodist Village, Inc.
                      Fac.) Ser. 1997B VRDN, 4.99%, due 5/7/99 (Insured: MBIA;
                      LIQ: Nationsbank N.A.) (Note C)                                       4.92             4,735,000
       4,420,000      Greater Orlando Aviation Auth., Orlando, FL Airport Fac.
                      Rev. Bonds, Tax. Ser. C, 7.80%, due 10/1/99
                      (GTY: MBIA)                                                           5.03             4,469,358
      26,000,000      Gulf Coast IDA Env. Fac. Rev. Bonds (CITGO Petroleum Corp.
                      Proj.) Tax. Ser. 1998A, 4.95%, due 8/10/99
                      (LOC: Royal Bank of Canada)                                           4.95            26,000,000
       5,500,000      IDA of City Portsmouth (VA) (PortCentre I Proj.) Ser. 1997B
                      VRDN, 5.05%, due 5/3/99 (LOC: NationsBank, N.A.) (Note C)             5.05             5,500,000
      23,900,000      Ill. Dev. Auth. Revenue Bonds Ser. 1996 VRDN, 5.00%, due
                      5/7/99 (LOC: Northern Trust Co.) (Note C)                             4.93            23,900,000
       6,225,000      Ill. Health Facilities Auth. Ser. 1996F VRDN, 4.99%, due
                      5/7/99 (LOC: LaSalle National Bank) (Note C)                          4.92             6,225,000
       5,000,000      Maryland Health & Higher Educ. Fac. Auth. Rev. Bonds, Ser.
                      1998B VRDN, 5.05%, due 5/7/99
                      (LOC: First Union National Bank) (Note C)                             5.05             5,000,000
      11,000,000      Miss. Bus. Fin. Corp. IDB (GE Plastics Finishing Inc. Proj.)
                      Ser. 1998 VRDN, 4.92%, due 5/3/99 (GTY: General Electric Co.)
                      (Note C)                                                              4.92            11,000,000
       4,880,000      Miss. Bus. Fin. Corp. Rev. Bonds (ABT Co. Inc. Proj.) Ser. B
                      VRDN, 4.95%, due 5/7/99
                      (LOC: First Union National Bank) (Note C)                             4.88             4,880,000
       6,920,000      Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.) Ser.
                      1998 VRDN, 4.95%, due 5/7/99 (LOC: First Union National Bank)
                      (Note C)                                                              4.88             6,920,000
       2,000,000      New Hampshire Bus. Fin. Auth. (Foundation for Seacoast
                      Health) Ser. 1998B VRDN, 4.95%, due 5/7/99
                      (LOC: Fleet Bank, NH) (Note C)                                        4.95             2,000,000
       3,600,000      NJ EDA (The Morey Organization, Inc. Proj) Ser. 1997 VRDN,
                      5.00%, due 5/7/99 (LOC: CoreStates Bank, N.A.) (Note C)               4.93             3,600,000
       6,000,000      NJ EDA State Pension Funding Bonds Ser. 1997A, VRDN, 4.94%,
                      due 5/3/99 (Insured: MBIA; LIQ: Citibank, N.A.) (Note C)              4.94             6,000,000
       3,905,000      PA DFA Taxable Dev. Rev. Bonds (Country Meadows of Allentown
                      Proj.) Ser. 1996B VRDN, 5.05%, due 5/7/99 (LOC: Mellon Bank,
                      N.A.) (Note C)                                                        5.05             3,905,000
      13,500,000      State of Ohio, Taxable Dev. Asst., Ser. 1996, 4.94%,
                      Optional Put 5/3/99 (Insured: AMBAC; LIQ: Citibank, N.A.)             4.94            13,500,000
      20,000,000      State of Ohio, Taxable Dev. Asst. Ser. CR16T, 4.94%,
                      Optional Put 5/3/99 (Insured: AMBAC; LIQ: Citibank, N.A.)             4.94            20,000,000
      14,075,000      Trinity River Auth., TX PCR, Ser. B, 4.95%, due 5/13/99
                      (LOC: Canadian Imperial Bank of Commerce)                             4.95            14,075,000
       3,900,000      Westchester Cty., NY IDA (BWP Distributors Inc. Proj.) Ser.
                      1997 VRDN, 4.95%, due 5/7/99 (LOC: First Union National Bank)
                      (Note C)                                                              4.88             3,900,000
                      TOTAL TAXABLE MUNICIPAL OBLIGATIONS--7.7%                                          --------------
                                                                                                            317,864,358
                                                                                                         --------------
                      REPURCHASE AGREEMENTS--2.9%
     121,000,000      Salomon Smith Barney, Inc.,
                      *dated 4/30/99, due 5/3/99, in the amount of $121,049,610,
                      *fully collateralized by $141,645,298 U.S Government
                       securities, value $123,420,000                                        4.92           121,000,000
                                                                                                         --------------
                      TOTAL INVESTMENTS--101.1%                                                           4,170,839,792

                      OTHER ASSETS AND LIABILITIES, NET--(1.1%)                                             (45,620,902)
                                                                                                         --------------
                      NET ASSETS--100.0%                                                                 $4,125,218,890
                                                                                                         ==============

  PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL
                                  STATEMENTS.
--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------
                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

             U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                           April 30, 1999 (Unaudited)

 PRINCIPAL                                                                      ANNUALIZED
 AMOUNT                                                                          YIELD (%)     VALUE
---------------------------------------------------------------------------------------------------------------
                     FEDERAL FARM CREDIT BANK--1.8%
$    10,000,000      Notes, 4.785%, due 6/3/99 (Note A)                             4.82         $    9,996,100
      2,000,000      Notes, 5.800%, due 11/8/99                                     4.88              2,008,986
                                                                                                 --------------
                                                                                                     12,005,086
                                                                                                 --------------
                     FEDERAL HOME LOAN BANK--46.7%
     15,000,000      Notes, 4.850%, due 5/3/99 (Note A)                             4.93             14,998,972
     22,500,000      Notes, 4.910%, due 5/3/99 (Note A)                             4.97             22,492,461
     22,500,000      Notes, 4.910%, due 5/3/99 (Note A)                             4.98             22,492,461
     25,000,000      Notes, 4.910%, due 5/3/99 (Note A)                             4.97             24,992,161
     75,000,000      Notes, 4.955%, due 5/3/99 (Note A)                             5.01             74,964,241
      9,000,000      Notes, 4.865%, due 5/4/99 (Note A)                             4.80              9,000,028
      2,655,000      Notes, 5.705%, due 5/5/99                                      5.57              2,655,028
      8,500,000      Notes, 5.605%, due 6/11/99                                     4.84              8,505,656
     10,000,000      Notes, 5.540%, due 7/15/99                                     4.75             10,015,148
     15,000,000      Notes, 8.600%, due 8/25/99                                     4.89             15,166,146
      9,125,000      Notes, 6.030%, due 10/1/99                                     4.89              9,166,602
      2,000,000      Notes, 5.910%, due 11/5/99                                     4.87              2,009,202
      5,000,000      Notes, 5.930%, due 12/10/99                                    5.00              5,026,805
     19,350,000      Notes, 5.010%, due 2/3/00 (Note C)                             5.01             19,350,000
     15,000,000      Notes, 4.950%, due 2/17/00                                     4.98             14,995,974
     15,000,000      Notes, 5.000%, due 2/24/00                                     5.02             14,996,957
     15,000,000      Notes, 5.050%, due 3/3/00 (Note C)                             4.97             14,998,025
     10,000,000      Notes, 5.100%, due 3/3/00                                      5.10              9,996,770
     10,000,000      Notes, 5.050%, due 4/26/00                                     5.03              9,999,803
                                                                                                 --------------
                                                                                                    305,822,440
                                                                                                 --------------
                     FEDERAL HOME LOAN MORTGAGE CORP.--3.9%
     22,100,000      Discount Notes, due 5/4/99                                     5.02             22,091,067
      1,550,000      Notes, 7.125%, due 7/21/99                                     4.79              1,557,806
      2,000,000      Notes, 5.940%, due 9/21/99                                     4.85              2,008,038
                                                                                                 --------------
                                                                                                     25,656,911
                                                                                                 --------------
                     FEDERAL NATIONAL MORTGAGE ASSOCIATION--23.4%
      9,650,000      Mortgage-backed Discount Notes, due 6/2/99                     4.86              9,609,693
     34,225,000      Mortgage-backed Discount Notes, due 7/1/99                     4.88             33,945,477
     12,500,000      Mortgage-backed Discount Notes, due 7/1/99                     4.91             12,397,274
     20,000,000      Mortgage-backed Discount Notes, due 7/1/99                     4.76             19,838,608
      3,300,000      Mortgage-backed Discount Notes, due 7/1/99                     4.87              3,273,370
     10,000,000      Mortgage-backed Discount Notes, due 8/3/99                     4.82              9,879,678
     10,000,000      Notes, 4.850%, due 5/3/99 (Note A)                             4.93              9,999,422
      4,000,000      Notes, 4.687%, due 5/4/99 (Note A)                             4.91              3,998,897
     15,000,000      Notes, 4.688%, due 5/28/99 (Note A)                            4.77             14,996,963
     22,500,000      Notes, 4.820%, due 6/17/99 (Note A)                            4.88             22,497,021
      4,800,000      Notes, 5.480%, due 7/9/99                                      4.85              4,804,173
      5,000,000      Notes, 5.830%, due 12/10/99                                    4.91              5,026,782
      2,760,000      Notes, 4.720%, due 12/16/99                                    4.83              2,758,012
                                                                                                 --------------
                                                                                                    150,267,358
                                                                                                 --------------
                     STUDENT LOAN MARKETING ASSOCIATION--15.4%
     25,000,000      Notes, 4.860%, due 5/3/99 (Note A)                             4.94             24,992,614
     10,000,000      Notes, 5.107%, due 5/3/99 (Note A)                             5.08              9,997,195
     10,000,000      Notes, 5.037%, due 5/4/99 (Note A)                             5.08              9,996,850
     10,000,000      Notes, 5.046%, due 5/4/99 (Note A)                             5.01              9,998,504
     25,000,000      Notes, 5.207%, due 5/4/99 (Note A)                             5.19             24,992,333
      5,000,000      Notes, 5.630%, due 6/2/99                                      4.60              5,004,144
      4,447,000      Notes, 4.500%, due 8/2/99                                      5.65              4,438,736
     11,625,000      Notes, 4.500%, due 8/2/99                                      4.98             11,603,396
                                                                                                 --------------
                                                                                                    101,023,772
                                                                                                 --------------
                     TENNESSEE VALLEY AUTHORITY--1.6%
     10,000,000      Notes, 8.375%, due 10/1/99                                     4.91             10,140,250
                                                                                                 --------------
                     REPURCHASE AGREEMENTS--10.0%
$    65,199,000      Salomon Smith Barney, Inc.,
                     *dated 4/30/99, due 5/3/99, in the amount of $65,225,732
                     *fully collateralized by $67,803,102 U.S. Government
                      securities, value $66,502,981                                 4.92         $   65,199,000
                                                                                                 --------------
                     TOTAL INVESTMENTS--102.8%                                                      672,872,829
                     OTHER ASSETS AND LIABILITIES, NET--(2.8%)                                      (18,179,351)
                                                                                                 --------------
                     NET ASSETS--100.0%                                                          $  654,693,478
                                                                                                 ==============

  PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL
                                  STATEMENTS.
--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------
                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                           April 30, 1999 (Unaudited)

 PRINCIPAL                                                                           ANNUALIZED
 AMOUNT                                                                               YIELD (%)           VALUE
----------------------------------------------------------------------------------------------------------------------
                     MUNICIPAL OBLIGATIONS

                     ALABAMA--1.98%
$       205,000      Alabama HFA Rev. Bonds (SFM) Ser. D1, 4.10%, due 10/1/99
                     (GNMA/FNMA Collateralized)                                           3.25         $      205,712
        280,000      Brewton GO Bonds, 3.25%, due 12/1/99 (Insured: MBIA)                 3.25                280,000
      5,000,000      Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.) Ser.
                     1998 VRDN, 4.10% (LOC: First Union National Bank) (Note C)           4.10              5,000,000
      3,000,000      Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) VRDN, 4.10%
                     (LOC: First Union National Bank ) (Note C)                           4.10              3,000,000
                                                                                                       --------------
                                                                                                            8,485,712
                                                                                                       --------------
                     ALASKA--0.28%
      1,200,000      Alaska IDA Rev. Bonds (Alaska Hotel Prop. Inc.) VRDN, 3.70%
                     (LOC: National Westminster Bank) (Note C)                            3.70              1,200,000
                                                                                                       --------------

                     ARIZONA--1.08%
        205,000      Arizona COP, Ser. B, 5.50%, due 9/1/99 (Insured: AMBAC)              3.20                206,550
      2,120,000      Navajo Cty. IDA Rev. Bonds (Citizens Util. Co. Proj.) VRDN,
                     4.00% (Note C)                                                       4.00              2,120,000
      2,000,000      Pima Cty. IDA (Tucson Elec. Co. Proj.) VRDN, 4.00% (LOC:
                     Societe Generale) (Note C)                                           4.00              2,000,000
        300,000      Scottsdale IDA Hosp. Rev. Bonds (Scottsdale Mem. Hosp.)
                     4.50%, due 9/1/99 (Insured: AMBAC)                                   3.25                301,231
                                                                                                       --------------
                                                                                                            4,627,781
                                                                                                       --------------
                     ARKANSAS--0.37%
      1,570,000      Arkansas DFA Rev. Bonds (Conestoga Wood Proj.) VRDN, 4.10%
                     (LOC: First Union National Bank) (Note C)                            4.10              1,570,000
                                                                                                       --------------

                     CALIFORNIA--2.66%
        300,000      California Alternative Energy Source Fin. Auth., Ser. 1986
                     VRDN, 3.50% (LOC: Banque Nationale de Paris) (Note C)                3.50                300,000
      1,055,000      California Higher Educ. Student Loan Rev. Bonds, Ser. E2,
                     5.90%, due 12/1/99                                                   3.20              1,071,327
      4,000,000      California School Cash Reserve Prog. Auth., Ser. A, 4.50%,
                     due 7/2/99                                                           3.74              4,004,973
      6,000,000      Student Educ. Loan Marketing Corp., VRDN, 4.15% (LOC:
                     Dresdner Bank) (Note C)                                              4.15              6,000,000
                                                                                                       --------------
                                                                                                           11,376,300
                                                                                                       --------------
                     COLORADO--1.68%
        265,000      Colorado HFA Rev. Bonds, Ser. A4, 4.55%, due 10/1/99
                     (Insured: FHA)                                                       3.55                266,079
      6,725,000      Commerce City Rev. Bonds (Golf Enterprise) Ser. 1994 VRDN,
                     4.00% (LOC: U.S. Bank of Washington) (Note C)                        4.00              6,725,000
        225,000      Morgan Cty. SD #RE-3, 3.25%, due 12/1/99 (Insured: AMBAC)            3.25                225,000
                                                                                                       --------------
                                                                                                            7,216,079
                                                                                                       --------------
                     CONNECTICUT--0.16%
        505,000      Connecticut HFA Rev. Bonds, Ser. H2, 3.25%, due 11/15/99             3.25                505,000
        200,000      New Britain GO Bonds, 4.40%, due 2/1/00 (Insured: MBIA)              3.30                201,615
                                                                                                       --------------
                                                                                                              706,615
                                                                                                       --------------
                     DELAWARE--2.75%
     10,100,000      Delaware EDA Rev. Bonds (DE Clean Pwr. Proj.) Ser. 1997C
                     VRDN, 4.00% (LOC: Canadian Imperial Bank of Commerce) (Note
                     C)                                                                   4.00             10,100,000
        500,000      Delaware Solid Waste Auth. Rev. Bonds, Ser. A, 6.75%, due
                     7/1/99 (Insured: MBIA)                                               3.20                502,922
      1,160,000      Wilmington Community Rev. Bonds, Program A, VRDN, 4.20%
                     (LOC: Corestates Bank) (Note C)                                      4.20              1,160,000
                                                                                                       --------------
                                                                                                           11,762,922
                                                                                                       --------------

                     DISTRICT OF COLUMBIA--2.80%
     12,000,000      Washington DC HFA COP (Tyler House Apts. Proj.) Ser. 1995A
                     VRDN, 4.15%
                     (LOC: Landesbank Hessen Thuringen) (Note C)                          4.15             12,000,000
                                                                                                       --------------

                     FLORIDA--7.28%
        300,000      Alachua Cty. Health Facs. Rev. Bonds (Shands Teaching Hosp.)
                     Ser. A, 4.25%, due 12/1/99 (Insured: MBIA)                           3.20                301,801
        500,000      Dade Cty. SD Rev. Bonds, 7.38%, due 7/1/99, Prerefunded @
                     102 (Note D)                                                         3.20                513,384
      2,000,000      Florida Board of Educ. (ABN-AMRO Munitops 1998) VRDN, 4.08%
                     (LIQ: ABN-AMRO Bank) (Note C)                                        4.08              2,000,000
      1,600,000      Florida Gulf Coast Univ. COP, VRDN, 4.05% (LOC: First Union
                     National Bank) (Note C)                                              4.05              1,600,000
      1,000,000      Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser.
                     1997B, 3.20%, due 5/10/99 (LINE: SunBank)                            3.20              1,000,000
      2,000,000      Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser.
                     1997B, 3.20%, due 6/8/99 (LINE: SunBank)                             3.20              2,000,000
        500,000      Lee Cty. Hosp. Board of Dir. (Lee Memorial Hosp. Proj.) Ser.
                     1992D, 3.15%, due 6/8/99 (LINE: SunBank)                             3.15                500,000
      2,500,000      Orange Cty. IDA (Sutherland Printing Proj.) Ser. 1998A VRDN,
                     4.15% (LOC: First Union National Bank) (Note C)                      4.15              2,500,000
      2,500,000      Pinellas Cty. IDR Bonds, (Pozin Enterprises Onc. Proj.)
                     VRDN, 4.15% (LOC: Nationsbank) (Note C)                              4.15              2,500,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                 MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                           April 30, 1999 (Unaudited)

 PRINCIPAL                                                                              ANNUALIZED
 AMOUNT                                                                                  YIELD (%)           VALUE
-------------------------------------------------------------------------------------------------------------------------
$    10,100,000      Sarasota Cty. Pub. Hosp. Dist. (Sarasota Mem. Hosp.) Ser.
                     1996A, 3.15%, due 5/7/99 (LIQ: SunTrust Bank)                          3.15        $   10,100,000
      8,165,000      Sunrise Util. Sys. Rev. Bonds, Ser. PCR17 VRDN, 4.08% (LIQ:
                     Citibank) (Note C)                                                     4.08             8,165,000
                                                                                                        --------------
                                                                                                            31,180,185
                                                                                                        --------------
                     GEORGIA--3.44%
      3,860,000      Clayton Cty. Hsg. Rev. Bonds (Huntington Woods Proj.) Ser. A
                     VRDN, 4.00% (SBPA: Societe Generale) (Note C)                          4.00             3,860,000
      5,598,000      Dekalb Cty. Hsg. Auth. SFM, Ser. 1997A VRDN, 4.15% (LIQ:
                     Bank of New York) (Note C)                                             4.15             5,598,000
      1,500,000      Gwinnett Cty. IDR (Barco Inc. Proj.) VRDN, 4.10% (LOC: First
                     Union National Bank) (Note C)                                          4.10             1,500,000
      1,800,000      Talbot Cty. Dev. Auth. IDR (Douglas Asphalt Co. Proj.) VRDN,
                     4.15% (LOC: First Union National Bank) (Note C)                        4.15             1,800,000
      2,000,000      Valdosta Lowndes Cty. IDR (Reames Cos. Proj.) Ser 1998 VRDN,
                     4.10% (LOC: Nationsbank) (Note C)                                      4.10             2,000,000
                                                                                                        --------------
                                                                                                            14,758,000
                                                                                                        --------------
                     ILLINOIS--6.96%
      2,500,000      Arcola IDR (Herff Jones, Inc. Proj.) VRDN, 4.02% (LOC:
                     Wachovia Bank) (Note C)                                                4.02             2,500,000
      1,400,000      Bedford Park IDR Bonds (Cintas Sales Corp. Proj.) VRDN,
                     4.05% (LOC: PNC Bank) (Note C)                                         4.05             1,400,000
      2,900,000      Chicago (Muni. Sec. Trust Receipts) Ser. A2 VRDN, 4.15%
                     (Insured: AMBAC; LIQ: Credit Suisse) (Note C)                          4.15             2,900,000
      2,625,000      Chicago Sales Tax Rev. Bonds, VRDN, 4.16% (LIQ: Citibank)
                     (Note C)                                                               4.16             2,625,000
        250,000      Dekalb Ogle Ctys. GO Bonds (Community College Dist.# 523)
                     6.25%, due 12/1/99 (Insured: AMBAC)                                    3.20               254,373
        500,000      Glenview Bond Antic. Bonds, 5.55%, due 12/1/99                         3.73               505,186
      3,000,000      Illinois DFA Rev. Bond (Citizens Util. Co. Proj.) VRDN,
                     4.00% (Note C)                                                         4.00             3,000,000
        575,000      Illinois DFA Rev. Bonds (D.E. Akin Seed Proj.) VRDN, 4.20%
                     (LOC: Banc One) (Note C)                                               4.20               575,000
      1,750,000      Illinois DFA Rev. Bonds (Emtech Machining & Grinding Inc.,
                     Proj.) VRDN, 4.02% (LOC: LaSalle National Bank) (Note C)               4.02             1,750,000
      1,300,000      Illinois GO Bonds, 5.60%, due 10/1/99                                  2.86             1,314,727
        500,000      Illinois Health Fac. Auth. Rev. Bonds (Trinity Med. Ctr.)
                     4.60%, due 7/1/99 (Insured: FSA)                                       3.45               500,937
      1,100,000      Madison Cty. Envir. Rev. Bonds (Shell-Wood River Proj.) Ser.
                     1997A VRDN, 4.30% (Note C)                                             4.30             1,100,000
      1,700,000      North Aurora IDR (Oberweiss Dairy, Inc. Proj.) VRDN, 4.02%
                     (LOC: LaSalle National Bank) (Note C)                                  4.02             1,700,000
      2,210,000      Oak Lawn IDR (Lavergne Partners Proj.) VRDN, 4.02% (LOC:
                     LaSalle National Bank) (Note C)                                        4.02             2,210,000
      4,000,000      Paris IDR Bonds (Simonton Building Products Inc. Proj.)
                     VRDN, 4.15% (LOC: Wachovia Bank) (Note C)                              4.15             4,000,000
      2,500,000      Richmond IDR (Maclean Fogg Co. Proj.) VRDN, 4.15% (LOC: Bank
                     of America) (Note C)                                                   4.15             2,500,000
      1,000,000      Southwestern Illinois Dev. Auth. Solid Waste Disp. (Shell
                     Oil Co.-Wood River Proj.) Ser. 1991
                     VRDN, 4.30% (Note C)                                                   4.30             1,000,000
                                                                                                        --------------
                                                                                                            29,835,223
                                                                                                        --------------
                     INDIANA--3.74%
      2,170,000      Indiana Bond Bank Rev. Bonds, 3.10%, due 2/1/00 (Insured:
                     AMBAC)                                                                 3.10             2,170,000
      1,400,000      Indiana Employment Dev. Commission Rev. Bonds (Fischer
                     Enterprises Proj.) VRDN, 4.15% (LOC: PNC Bank) (Note C)                4.15             1,400,000
        235,000      Indiana St. Univ. Rev. Bonds (Student Fees) Ser. I, 4.00%,
                     due 10/1/99 (Insured: FGIC)                                            3.20               235,768
      8,000,000      Jeffersonville EDR Bonds (Apollo America Corp. Proj.) VRDN,
                     3.85% (LOC: Chase Manhattan Bank) (Note C)                             3.85             8,000,000
      1,000,000      New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.) VRDN,
                     4.15% (LOC: PNC Bank) (Note C)                                         4.15             1,000,000
      3,000,000      Newton Cty. IDR (Intec Group, Inc. Proj.) VRDN, 4.02% (LOC:
                     LaSalle National Bank) (Note C)                                        4.02             3,000,000
        200,000      West Lafayette Rev. Bonds (Junior-Senior High School Bldg.
                     Corp.) 5.00%, due 7/15/99 (Insured: FSA)                               3.90               200,438
                                                                                                        --------------
                                                                                                            16,006,206
                                                                                                        --------------
                     IOWA--2.04%
      4,200,000      Dubuque IDR Bonds (Jeld-Wen, Inc. Proj.) Ser. 1988 VRDN,
                     4.40% (LOC: ABN-AMRO Bank) (Note C)                                    4.40             4,200,000
      1,980,000      Iowa Fin. Auth. Single Family Rev. Bonds, GNMA Ser. A,
                     3.25%, put 5/1/99 (GNMA Collateralized)                                3.30             1,979,505
      1,265,000      Iowa Fin. Auth. Single Family Rev. Bonds, GNMA Ser. A,
                     3.20%, put 11/1/99 (GNMA Collateralized)                               3.20             1,265,000
        980,000      Iowa Higher Educ. Loan Auth. Rev. Bonds, 5.00%, due 8/1/99
                     (Insured: MBIA)                                                        3.55               983,488
        300,000      Waterloo Rev. Bonds (Wheaton Franciscan Services) Ser. A,
                     7.10%, due 8/15/99, Prerefunded @ 102 (Note D)                         3.43               309,061
                                                                                                        --------------
                                                                                                             8,737,054
                                                                                                        --------------
                     KANSAS--0.09%
        400,000      Butler Cty. Solid Waste Rev. Bonds (Texaco Refining &
                     Marketing Proj.) Ser. 1996B VRDN, 4.30% (Note C)                       4.30               400,000
                                                                                                        --------------

                     KENTUCKY--0.54%
        310,000      Erlanger GO Bonds, 3.75%, due 11/1/99 (Insured: AMBAC)                 3.30               310,682
      2,000,000      Kentucky Turnpike Auth. (Trust Rec.) Ser. 17 VRDN, 4.10%
                     (LIQ: Commerzbank)) (Note C)                                           4.10             2,000,000
                                                                                                        --------------
                                                                                                             2,310,682
                                                                                                        --------------

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18

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                          April 30, 1999 (Unaudited)

         PRINCIPAL                                                                         ANNUALIZED
          AMOUNT                                                                           YIELD (%)             VALUE
-------------------------------------------------------------------------------------------------------------------------
                           LOUISIANA--1.96%
          $ 6,889,000      Calcasieu Parish Pub. Trust Auth. Rev. Bonds (WPT Corp.
                           Proj.) Ser. 1997 VRDN, 4.15% (LOC: Morgan Guaranty) (Note C)       4.15        $    6,889,000
              900,000      Placquemines Parish Env. Rev. Bonds (BP Exploration & Oil
                           Proj.) Ser. 1994 VRDN, 4.30% (Note C)                              4.30               900,000
              595,000      St. Tammany Parish Sales Tax Rev. Bonds, 7.00%, due 4/1/00
                           (Insured: FGIC)                                                    3.25               614,921
                                                                                                          --------------
                                                                                                               8,403,921
                                                                                                          --------------
                           MARYLAND--5.83%
            7,500,000      Anne Arundel Cty. (Baltimore Gas & Elec. Proj.) Ser. 1988,
                           2.75%, due 6/14/99 (SBPA: Bank of New York, Chemical Bank)         2.75             7,500,000
            6,575,000      Baltimore Cty. Rev. Auth. (Golf Systems) VRDN, 3.85% (LOC:
                           First National Bank of Maryland) (Note C)                          3.85             6,575,000
            2,500,000      Maryland Health & Higher Educ. (Deaton Special Hosp. & Home
                           Proj.) VRDN, 3.85%
                           (LOC: First National Bank of Maryland) (Note C)                    3.85             2,500,000
            2,100,000      Maryland Health & Higher Educ. (Kennedy Krieger Proj.) VRDN,
                           4.10%
                           (LOC: First National Bank of Maryland) (Note C)                    4.10             2,100,000
            1,900,000      Maryland Health & Higher Educ. (North Arundel Hosp. Proj.)
                           VRDN, 4.05% (LOC: Mellon Bank) (Note C)                            4.05             1,900,000
            4,400,000      Maryland Health & Higher Educ. (Univ. of Maryland Med. Sys.)
                           Ser. A VRDN, 3.85% (LOC: First National Bank of Maryland)
                           (Note C)                                                           3.85             4,400,000
                                                                                                          --------------
                                                                                                              24,975,000
                                                                                                          --------------
                           MASSACHUSETTS--1.10%
              137,000      Great Barrington GO Bonds, 6.00%, due 6/15/99 (Insured:
                           MBIA)                                                              3.90               137,344
              690,000      Massachusetts Educ. Loan Auth, Ser. 1996B, 4.55%, due 7/1/99
                           (Insured: AMBAC)                                                   4.00               690,613
              500,000      Massachusetts Water Res. Auth. Rev. Bonds, Ser. A, 7.38%,
                           due 4/1/00, Prerefunded @ 102 (Note D)                             3.20               528,363
              500,000      New England Educ. Loan Marketing Corp. (Senior Issue A)
                           6.13%, due 9/1/99                                                  3.40               504,474
            2,835,000      Worchester GO BAN, 3.25%, due 8/26/99                              3.10             2,836,335
                                                                                                          --------------
                                                                                                               4,697,129
                                                                                                          --------------
                           MICHIGAN--0.05%
              205,000      Wayne Charter Cty. Airport Rev. Bonds (Detroit Met. Wayne
                           Cty.) 5.25%, due 12/1/99 (Insured: MBIA)                           3.35               207,225
                                                                                                          --------------

                           MINNESOTA--0.27%
              910,000      Duluth ISD #709, Ser. B, 4.20%, due 2/1/00 (Insured: AMBAC)        3.20               916,648
              220,000      Elk River ISD GO Bonds, 5.00%, due 2/1/00 (Insured: AMBAC)         3.25               222,828
                                                                                                          --------------
                                                                                                               1,139,476
                                                                                                          --------------
                           MISSISSIPPI--0.35%
            1,500,000      Mississippi Higher Educ. Rev. Bonds, Ser. A, 4.80%, due
                           9/1/99                                                             3.30             1,507,320
                                                                                                          --------------

                           MISSOURI--0.35%
              215,000      Columbia Sewer Rev. Bonds, 6.00%, due 10/1/99 (Insured:
                           MBIA)                                                              3.40               217,283
              650,000      Independence Water Util. Rev. Bonds, 3.25%, due 11/1/99
                           (Insured: AMBAC)                                                   3.25               650,000
              600,000      Phelps Cty. Hosp. Rev. Bonds (Phelps Cty. Regional Med.
                           Ctr.) 8.30%, due 3/1/00, Prerefunded @ 102 (Note D)                3.20               636,579
                                                                                                          --------------
                                                                                                               1,503,862
                                                                                                          --------------
                           NEBRASKA--0.53%
            2,255,000      Gage Cty. IDR Bonds (Accuma Corp. Proj.) VRDN, 4.05% (LOC:
                           First Union National Bank) (Note C)                                4.05             2,255,000
                                                                                                          --------------

                           NEVADA--0.31%
            1,100,000      Henderson Cty. Pub. Imp. Trust Rev. Bonds (Berry Plastics
                           Corp. Proj.) Ser. 1991 VRDN, 4.20%
                           (LOC: Nationsbank) (Note C)                                        4.20             1,100,000
              245,000      Washoe Cty. Airport Auth. Rev. Bonds (Airport Sys. Imp.
                           Proj.) Ser. A, 5.15%, due 7/1/99 (Insured: MBIA)                   3.20               245,786
                                                                                                          --------------
                                                                                                               1,345,786
                                                                                                          --------------
                           NEW HAMPSHIRE--1.73%
            1,415,000      Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser.
                           B VRDN, 4.20% (LOC: PNC Bank) (Note C)                             4.20             1,415,000
            3,500,000      New Hampshire Business Fin. Auth. (Forty-One Northwestern
                           LLC Proj.) Ser. 1998 VRDN, 4.00%
                           (LOC: Bank of Boston) (Note C)                                     4.00             3,500,000
            2,500,000      New Hampshire Business Fin. Auth. (Foundation for Seacoast
                           Health) Ser. A VRDN, 3.95%
                           (LOC: Fleet Bank) (Note C)                                         3.95             2,500,000
                                                                                                          --------------
                                                                                                               7,415,000
                                                                                                          --------------
                           NEW JERSEY--0.20%
              120,000      Ocean Cty. GO Bonds, 7.40%, due 10/15/99                           3.45               122,118

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                                                                              19

--------------------------------------------------------------------------------

                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                          April 30, 1999 (Unaudited)

            PRINCIPAL                                                                    ANNUALIZED
              AMOUNT                                                                      YIELD (%)             VALUE
-------------------------------------------------------------------------------------------------------------------------
          $   750,000      Transportation Corp. Rev. Bonds, Capital Grant Antic. Notes,
                           Ser. A, 4.63%, due 9/1/99                                          4.42        $      750,417
                                                                                                          --------------
                                                                                                                 872,535
                                                                                                          --------------
                           NEW MEXICO--0.71%
            1,500,000      Albuquerque IDR (CVI Laser Corp. Proj.) Ser. 1998 VRDN,
                           4.15% (LOC: Nationsbank) (Note C)                                  4.15             1,500,000
            1,540,000      Albuquerque IDR (Karsten Co. of New Mexico) Ser. 1997A VRDN,
                           4.15% (LOC: Bank One) (Note C)                                     4.15             1,540,000
                                                                                                          --------------
                                                                                                               3,040,000
                                                                                                          --------------
                           NEW YORK--1.71%
            2,000,000      Battery Park City Auth. Rev. Bonds, 6.50%, due 5/1/99,
                           Prerefunded @ 100 (Note D)                                         4.36             2,000,388
              250,000      Hempstead Town GO Bonds, 5.00%, due 2/15/00 (Insured: AMBAC)       3.20               253,464
              400,000      New York City PHA Rev. Bonds, 3.50%, due 1/1/00 (GTY: U.S.
                           Government)                                                        3.23               400,328
            3,700,000      New York State Dorm. Auth. Rev. Bonds (Trust #27) VRDN,
                           4.10% (LOC: Bank of New York) (Note C)                             4.10             3,700,000
              600,000      Research & Dev. Auth. PCR Bonds (Niagara Power Corp. Proj.)
                           Ser. B VRDN, 4.45% (LOC: Morgan Guaranty Trust) (Note C)           4.45               600,000
              375,000      Union Endicott CSD GO Bonds, 4.30%, due 6/15/99 (Insured:
                           MBIA)                                                              3.20               375,502
                                                                                                          --------------
                                                                                                               7,329,682
                                                                                                          --------------
                           NORTH CAROLINA--0.48%
            1,800,000      Person Cty. PCR Bonds (Carolina Power & Light Co. Proj.)
                           VRDN, 4.45% (LOC: Suntrust Bank) (Note C)                          4.45             1,800,000
              250,000      Winston Salem GO Bonds, 6.50%, due 6/1/99                          3.15               250,705
                                                                                                          --------------
                                                                                                               2,050,705
                                                                                                          --------------
                           OHIO--3.07%
              310,000      Benjamin Logan Local SD GO Bonds, 3.90%, due 12/1/99
                           (Insured: AMBAC)                                                   3.20               311,240
            1,800,000      Ohio Air Quality Dev. Auth. Rev. Bonds (JMG Funding) Ser. B
                           VRDN, 4.00% (LOC: Societe Generale) (Note C)                       4.00             1,800,000
           10,545,000      Ohio Hsg. Rev. Bonds, Ser. CMC2 VRDN, 4.20% (LIQ: Chase
                           Manhattan Bank) (Note C)                                           4.20            10,545,000
              200,000      Ohio Pub. Fac. Commission (Higher Educ. Cap. Facs.) Ser.
                           IIC, 4.00%, due 6/1/99 (Insured: FSA)                              3.20               200,134
              300,000      Ohio Solid Waste Rev. Bonds (BP Exploration & Oil Proj.)
                           VRDN, 4.30% (Note C)                                               4.30               300,000
                                                                                                          --------------
                                                                                                              13,156,374
                                                                                                          --------------
                           OKLAHOMA--4.41%
              100,000      Tulsa Cty. Health Care Rev. Bonds (Laureate Psychiatric
                           Clinic) 4.60%, due 12/15/99                                        4.00               100,361
            4,315,000      Tulsa Parking Auth. Rev. Bonds (Williams Ctr. Proj.) Ser. A,
                           3.15%, put 5/15/99 (LOC: Nationsbank)                              3.15             4,315,000
           14,480,000      Water Resources Board, State Loan Prog. Rev. Bonds, Ser.
                           1999, 2.90%, put 9/1/99
                           (SBPA: Bayerische Landesbank GZ)                                   2.90            14,480,000
                                                                                                          --------------
                                                                                                              18,895,361
                                                                                                          --------------
                           PENNSYLVANIA--4.90%
            2,500,000      Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (Central Blood
                           Bank) VRDN, 4.05% (LOC: PNC Bank) (Note C)                         4.05             2,500,000
            1,400,000      Bethel Township IDA (Brentwood Industries Inc. Proj.) VRDN,
                           4.10% (LOC: Corestates Bank) (Note C)                              4.10             1,400,000
            4,020,000      Cambria Cty. IDA Rev. Bonds (Cambria Cogen Co. Proj.) Ser.
                           1998A2 VRDN, 4.00% (LOC: Bayerische Hypo-und Vereinsbank)
                           (Note C)                                                           4.00             4,020,000
            1,900,000      Dallastown Area SD GO Bonds, VRDN, 4.04% (LIQ: FGIC) (Note
                           C)                                                                 4.04             1,900,000
              860,000      Montgomery Cty. Higher Educ. & Health Rev. Bonds (Bryn Mawr
                           Hosp. Proj.) 7.38%, due 12/1/99, Prerefunded @ 102 (Note D)        3.20               897,367
              205,000      Northeastern Hosp. & Educ. Auth. Rev. Bonds (Wyo Seminary
                           Proj.) 4.00%, due 10/1/99 (Insured: MBIA)                          3.20               205,669
              300,000      Northumberland Cty. Rev. Bonds (Commonwealth Lease) 6.30%,
                           due 10/15/99 (Insured: MBIA)                                       3.20               304,159
              500,000      Pennsylvania COP, Ser. A, 4.40%, due 7/1/99 (Insured: AMBAC)       3.50               500,732
            2,500,000      Pennsylvania EDA Rev. Bonds (SJ Bailey & Sons, Inc. Proj.)
                           VRDN, 4.15%, (LOC: PNC Bank) (Note C)                              4.15             2,500,000
            2,000,000      Philadelphia IDR Bonds (Henry H. Ottens Mfg. Proj.) VRDN,
                           4.05% (LOC: First Union National Bank) (Note C)                    4.05             2,000,000
              500,000      Washington Cty. Auth. Lease Rev. Bond, 6.90%, due 12/15/99
                           (Insured: AMBAC)                                                   3.15               511,437
            4,000,000      Westmoreland Cty. IDA Rev. Bonds (Advance USA Proj.)
                           Ser.1999A VRDN, 4.15% (LOC: PNC Bank) (Note C)                     4.15             4,000,000
              250,000      York Sewer Auth. Rev. Bonds, 4.90%, due 12/1/99 (Insured:
                           MBIA)                                                              3.20               252,432
                                                                                                          --------------
                                                                                                              20,991,796
                                                                                                          --------------
                           RHODE ISLAND--0.47%
            2,000,000      Rhode Island Ind. Fac. Corp. IDR (NFA Corp. Proj.) VRDN,
                           4.15% (LOC: Bank of Boston) (Note C)                               4.15             2,000,000
                                                                                                          --------------

                           SOUTH CAROLINA--6.60%
            1,600,000      Berkeley Cty. IDB (Amoco Chemical Proj.) Ser. 1998 VRDN,
                           4.30% (Note C)                                                     4.30             1,600,000
            4,000,000      Greenville City & Cty. IDR Bonds (Stevens Aviation Tech.
                           Serv. Facs. Proj.) Ser. 1997 VRDN, 4.10%
                           (LOC: First Union National Bank) (Note C)                          4.10             4,000,000
              300,000      Lexington SD #001 GO Bonds (South Carolina SD Enhance Prog.)
                           6.30%, due 2/1/00                                                  3.20               306,861

--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------

                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                          April 30, 1999 (Unaudited)

            PRINCIPAL                                                                    ANNUALIZED
              AMOUNT                                                                      YIELD (%)             VALUE
-------------------------------------------------------------------------------------------------------------------------
          $ 5,000,000      South Carolina Port Auth. (ABN-AMRO Munitops #7) VRDN, 4.08%
                           (LIQ: ABN-AMRO Bank)                                               4.08        $    5,000,000
            1,000,000      South Carolina Jobs EDA (Ellcon National Inc. Proj.) VRDN,
                           4.10% (LOC: First Union National Bank) (Note C)                    4.10             1,000,000
            2,150,000      South Carolina Jobs EDA (JM Steel Corp. Proj.) Ser. 1999A
                           VRDN, 4.15% (LOC: PNC Bank) (Note C)                               4.15             2,150,000
            5,100,000      South Carolina Jobs EDA (JM Steel Corp. Proj.) Ser. 1999B
                           VRDN, 4.15% (LOC: PNC Bank) (Note C)                               4.15             5,100,000
            2,400,000      South Carolina Jobs EDA (Klockner Namasco Proj.) VRDN, 4.10%
                           (LOC: Bayerische Landesbank) (Note C)                              4.10             2,400,000
            6,700,000      South Carolina Jobs EDA (Zeuna Starker USA, Inc. Proj.)
                           VRDN, 4.15% (LOC: Bayerische Landesbank) (Note C)                  4.15             6,700,000
                                                                                                          --------------
                                                                                                              28,256,861
                                                                                                          --------------
                           SOUTH DAKOTA--2.01%
            1,700,000      South Dakota HDA Rev. Bonds (Homeownership Mortgage Bds.)
                           Ser. 1997E, VRDN, 4.00%
                           (GIC: West Deutsche Landesbank GZ)                                 4.00             1,700,000
            2,000,000      South Dakota HDA Rev. Bonds (Homeownership Mortgage Bds.)
                           Ser. 1998H, 3.20%, due 12/2/99                                     3.20             2,000,000
            1,005,000      South Dakota HDA Rev. Bonds (Homeownership Mortgage Bds.)
                           Ser. 1997J, 3.40%, due 5/1/00                                      3.40             1,013,281
            3,900,000      Watertown IDR Bonds (Supervalue Inc. Proj.) VRDN, 3.85%
                           (LOC: Wachovia Bank) (Note C)                                      3.85             3,900,000
                                                                                                          --------------
                                                                                                               8,613,281
                                                                                                          --------------
                           TENNESSEE--2.47%
            1,295,000      Clarksville Pub. Bldg. Auth. Rev. Bonds (Pooled Financing)
                           VRDN, 4.00% (LOC: Nationsbank) (Note C)                            4.00             1,295,000
            3,100,000      Franklin Cty. IDB (Franklin Ind. Inc. Proj.) VRDN, 4.05%
                           (LOC: Nationsbank) (Note C)                                        4.05             3,100,000
            6,000,000      Shelby Cty. BAN Ser. 1997A, 2.80%, due 6/16/99 (LIQ:
                           Landesbank Hessen Theuringen)                                      3.10             6,000,000
              200,000      Tennessee GO Bonds, Ser. A, 6.00%, due 6/1/99                      3.20               200,468
                                                                                                          --------------
                                                                                                              10,595,468
                                                                                                          --------------
                           TEXAS--7.56%
              545,000      Allen ISD GO Bonds, 3.50%, due 2/15/00 (Insured: AMBAC)            3.20               546,247
              200,000      Austin GO Bonds, Ser. B, 7.00%, due 9/1/99, Prerefunded @
                           100 (Note D)                                                       3.20               202,501
              285,000      Brazos Cty. COP, 7.25%, due 3/1/00 (Insured: FSA)                  3.30               294,192
            8,200,000      Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1994A,
                           3.15%, due 5/10/99 (LOC: Canadian Imperial Bank of Commerce)       3.15             8,200,000
              500,000      Corpus Christi IDR Bonds (CITGO Petroleum) VRDN, 4.30% (LOC:
                           Bank One) (Note C)                                                 4.30               500,000
              515,000      First Colony MUD #6, 6.70%, due 10/1/99 (Insured: MBIA)            3.20               522,382
              800,000      Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds
                           (Amoco Oil Proj.) Ser. 1993 VRDN, 4.30% (Note C)                   4.30               800,000
              500,000      Houston Airport Sys. Rev. Bonds, Ser. A, 5.25%, due 7/1/99
                           (Insured: FGIC)                                                    3.25               501,644
              250,000      Houston Water & Sewer Sys. Rev. Bonds, Ser. C, 5.90%, due
                           12/1/99 (Insured: AMBAC)                                           3.20               253,863
              500,000      Northeast ISD GO Bonds, 7.00%, due 2/1/00 (GTY: Texas
                           Permanent School Fund)                                             3.20               513,979
              210,000      North Texas Muni. Water Dist. Rev. Bonds (City of Plano
                           Proj.) 7.00%, due 6/1/99 (Insured: MBIA)                           3.20               210,669
              230,000      Pampa GO Bonds, 6.50%, due 6/1/99 (Insured: FGIC)                  3.20               230,635
            2,000,000      San Antonio IDA (LGC Building LLC & KLN Steel Prod. Co. Ltd.
                           Proj.) Ser.1998 VRDN, 4.15% (LOC: Nationsbank) (Note C)            4.15             2,000,000
            2,000,000      San Marcos IDA Rev. Bonds (TB Woods Inc. Proj.) VRDN, 4.15%
                           (LOC: PNC Bank) (Note C)                                           4.15             2,000,000
            1,925,000      Texas Dept. of Hsg. & Community Affairs, Ser. B, 2.85%, due
                           6/10/99 (Insured: FGIC; LIQ: FGIC)                                 2.85             1,925,000
            4,900,000      Texas Veterans Hsg., Ser. 1994A-1 VRDN, 4.05% (Note C)             4.05             4,900,000
            8,500,000      Texas TRAN, 4.50%, due 8/31/99                                     2.79             8,549,885
              255,000      Woodlands Util. Dist. # 1, 5.20%, due 10/1/99 (Insured:
                           MBIA)                                                              3.20               257,094
                                                                                                          --------------
                                                                                                              32,408,091
                                                                                                          --------------
                           UTAH--0.36%
              525,000      Salt Lake Cty. Rev. Bonds, 5.25%, due 10/1/99 (Insured:
                           MBIA)                                                              3.25               529,291
            1,000,000      Trementon City IDR (La-Z-Boy Chair Co. Proj.) Ser. 1990
                           VRDN, 4.40% (LOC: NBD Bank) (Note C)                               4.40             1,000,000
                                                                                                          --------------
                                                                                                               1,529,291
                                                                                                          --------------
                           VARIOUS STATES--4.67%
            1,869,000      ABN-AMRO Munitops Trust Cert., Ser.1998-15, 3.25%, put
                           6/2/99 (LIQ: ABN-AMRO Bank)                                        3.25             1,869,000
            3,800,000      Greystone Tax Exempt Cert., Ser. 1998-2 VRDN, 4.13% (LOC:
                           Credit Suisse) (Note C)                                            4.13             3,800,000
           14,349,410      Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1998-2
                           VRDN, 4.36%, (LIQ: Pitney Bowes Credit Corp.)                      4.36            14,349,410
                                                                                                          --------------
                                                                                                              20,018,410
                                                                                                          --------------
                           VIRGINIA--5.16%
            8,000,000      Chesapeake GO Bonds (Eagle Trust) Ser. 1998-4601 VRDN, 4.00%
                           (LIQ: Citibank) (Note C)                                           4.00             8,000,000
              400,000      Fairfax Cty. Pub. Imp. GO Bonds, Ser. 1994A, 5.00%, due
                           6/1/99                                                             3.20               400,602
              800,000      King George Cty. IDA Rev. Bonds (Birchwood Power Proj.) Ser.
                           1997 VRDN, 4.30% (LOC: Credit Suisse) (Note C)                     4.30               800,000
            2,900,000      King George Cty. IDA Rev. Bonds (Garnet of VA Inc. Proj.)
                           VRDN, 4.05% (LOC: Morgan Guaranty) (Note C)                        4.05             2,900,000

--------------------------------------------------------------------------------

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                  WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS
                MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                          April 30, 1999 (Unaudited)

            PRINCIPAL                                                                    ANNUALIZED
              AMOUNT                                                                      YIELD (%)             VALUE
-------------------------------------------------------------------------------------------------------------------------
          $ 1,700,000      Isle of Wight IDA Rev. Bonds (Smithfield Ham & Produce Co.)
                           VRDN, 4.10% (LOC: Nationsbank) (Note C)                            4.10        $    1,700,000
            2,880,000      Richmond GO BAN, VRDN , 4.00% (SBPA: Nationsbank) (Note C)         4.00             2,880,000
            5,425,000      Virginia HDA Rev. Bonds, Trust Ser. A2 VRDN, 4.10% (LIQ:
                           Commerzbank) (Note C)                                              4.10             5,425,000
                                                                                                          --------------
                                                                                                              22,105,602
                                                                                                          --------------
                           WASHINGTON--1.65%
              240,000      King Cty. Hosp. Fac. Rev. Bonds (Valley Med. Ctr.) 6.60%,
                           due 9/1/99 (Insured: AMBAC)                                        3.20               242,010
            1,300,000      Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) VRDN,
                           3.75% (LOC: US Bank) (Note C)                                      3.75             1,300,000
            2,400,000      Washington EDA Rev. Bonds (Ace Tank Proj.) VRDN, 4.25% (LOC:
                           US Bank) (Note C)                                                  4.25             2,400,000
            2,250,000      Washington Hsg. Fin. Commission (Oxford Square Apts. Proj.)
                           Ser. A VRDN, 4.25% (LOC: US Bank) (Note C)                         4.25             2,250,000
              850,000      Washington Pub. Power Supply Sys. Rev. Bonds (Nuclear Proj.
                           #1) Ser. A, 7.50%, due 7/1/99,
                           Prerefunded @ 102 (Note D)                                         3.20               872,927
                                                                                                          --------------
                                                                                                               7,064,937
                                                                                                          --------------
                           WEST VIRGINIA--1.75%
            5,000,000      Grant Cty. IDA Rev. Bonds (Virginia Elec. Co. Proj.) 2.90%,
                           due 6/9/99                                                         2.90             5,000,000
            2,500,000      West Virginia GO Bonds, Ser. 1998C VRDN, 4.20% (LIQ: Bank of
                           Boston) (Note C)                                                   4.20             2,500,000
                                                                                                          --------------
                                                                                                               7,500,000
                                                                                                          --------------
                           WISCONSIN--1.54%
            6,110,000      Oshkosh Water Rev. BAN, Ser. C, 4.88%, due 1/1/00                  4.53             6,110,000
              500,000      Wisconsin Clean Water Rev. Bonds, 4.00%, due 6/1/99                3.20               500,331
                                                                                                          --------------
                                                                                                               6,610,331
                                                                                                          --------------

                           TOTAL MUNICIPAL OBLIGATIONS--100.05%                                              428,661,203

                           OTHER ASSETS AND LIABILITIES, NET--(0.05%)                                           (210,213)
                                                                                                          --------------

                           NET ASSETS--100.0%                                                             $  428,450,990
                                                                                                          --------------
                                                                                                          --------------

       PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND
                             FINANCIAL STATEMENTS.

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22

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                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS

                       NOTES TO SCHEDULES OF INVESTMENTS
                           April 30, 1999 (Unaudited)

 (A) Variable rate securities. The rates shown are the current rates on April 30, 1999. Dates shown represent the next interest reset date.

 (B) These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 1999, the aggregate value of these securities, valued at amortized cost, is $294,840,000, representing 7.1% of net assets.

 (C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

 (D) Bonds that are prerefunded or escrowed to maturity are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

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                          DESCRIPTION OF ABBREVIATIONS

      AMBAC           American Municipal Bond Assurance Corporation
      BAN             Bond Anticipation Note
      COP             Certificates of Participation
      CSD             Central School District
      DFA             Developmental Finance Authority
      EDA             Economic Development Authority
      EDC             Economic Development Corporation
      EDR             Economic Development Revenue
      FGIC            Financial Guaranty Insurance Company
      FHA             Federal Housing Administration
      FNMA            Federal National Mortgage Association
      FSA             Financial Security Assurance Inc.
      GIC             Guaranteed Investment Contract
      GNMA            General National Mortgage Association
      GO              General Obligation
      GTY             Guarantee
      HDA             Housing Development Authority
      HFA             Housing Finance Authority
      IDA             Industrial Development Authority
      IDB             Industrial Development Board
      IDR             Industrial Development Revenue Bond
      ISD             Independent School District
      LINE            Line of Credit
      LIQ             Liquidity Agreement
      LLC             Limited Liability Corporation
      LOC             Letter of Credit
      LP              Limited Partnership
      MBIA            Municipal Bond Investors Assurance Insurance Corporation
      MFH             Multi-Family Housing
      MUD             Municipal Utility District
      PCR             Pollution Control Revenue Bond
      PHA             Public Housing Authority
      SBPA            Standby Bond Purchase Agreement
      SD              School District
      SFM             Single Family Mortgage
      TRAN            Tax Revenue Anticipation Note
      VRDN            Variable Rate Demand Note
      VRN             Variable Rate Notes

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       This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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

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